Income Taxes Schedule of Deferred Tax Assets and Liabilities (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Deferred Tax Assets:
Statutory depletion carryover	$ 1,438	$ 1,599
AMT credit carryforward	0	57
Total Deferred Tax Assets	1,438	1,656
Deferred Tax Liabilities:
Property, plant, equipment & amortizable assets	(2,011)	(3,177)
Unrealized hedging transactions	0	(271)
Book/tax differences from partnership investment	(32,086)	(36,144)
Total Deferred Tax Liabilities	(34,097)	(39,592)
Total Net Deferred Tax Liabilities	(32,659)	(37,936)
Deferred Tax Assets (Liabilities), Net [Abstract]
Current potion of total net deferred tax liabilities	0	0
Long-term portion of total net deferred tax liabilities	$ (32,659)	$ (37,936)